Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (98.0%)
(a)
Communication Services ( 5.0% )
Alphabet, Inc., Class A
(b)
12,865 $ 18,854,944
Comcast Corp., Class A 735,500 34,024,230
52,879,174
Consumer Discretionary ( 11.6% )
Aptiv PLC 261,350 23,960,568
Booking Holdings, Inc.
(b)
15,475 26,472,773
Lennar Corp., Class A 302,200 24,683,696
Magna International, Inc. 531,100 24,297,825
Whirlpool Corp. 122,300 22,489,747
121,904,609
Consumer Staples ( 2.1% )
Walmart, Inc. 153,650 21,497,171
Energy ( 4.1% )
Cabot Oil & Gas Corp. 1,347,450 23,391,732
EOG Resources, Inc. 557,850 20,049,129
43,440,861
Financials ( 26.4% )
Alleghany Corp. 59,785 31,115,103
Bank of America Corp. 1,464,600 35,282,214
Berkshire Hathaway, Inc., Class B
(b)
121,200 25,808,328
Capital One Financial Corp. 497,800 35,771,908
Chubb, Ltd. 269,750 31,323,370
Citigroup, Inc. 708,900 30,560,679
Morgan Stanley 733,300 35,455,055
SVB Financial Group
(b)
106,865 25,713,857
The Blackstone Group, Inc., Class A 512,850 26,770,770
277,801,284
Health Care ( 23.3% )
Cigna Corp. 209,645 35,515,959
DENTSPLY SIRONA, Inc. 557,200 24,366,356
Elanco Animal Health, Inc.
(b)
951,800 26,583,774
Henry Schein, Inc.
(b)
358,550 21,075,569

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (23.3%) (continued)
Merck & Co., Inc. 342,600 $ 28,418,670
Perrigo Co. PLC 741,150 34,026,197
Pfizer, Inc. 881,050 32,334,535
Thermo Fisher Scientific, Inc. 47,350 20,905,972
UnitedHealth Group, Inc. 71,300 22,229,201
245,456,233
Industrials ( 7.9% )
Eaton Corp. PLC 264,650 27,002,239
Sensata Technologies Holding PLC
(b)
741,550 31,990,467
Westinghouse Air Brake Technologies Corp. 391,000 24,195,080
83,187,786
Information Technology ( 15.4% )
Applied Materials, Inc. 457,950 27,225,127
Fiserv, Inc.
(b)
222,500 22,928,625
Flex, Ltd.
(b)
1,976,000 22,012,640
Lam Research Corp. 56,660 18,796,955
NXP Semiconductors NV 227,050 28,338,111
Oracle Corp. 720,050 42,986,985
162,288,443
Materials ( 2.2% )
International Paper Co. 558,750 22,651,725
Total Common Stock (98.0%) (cost $839,989,455) 1,031,107,286
Short-Term Investments (2.1%)
Money Market Fund ( 2.1% )
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 0.0 2%
(c)
21,748,902 21,748,902
Total Short-Term Investments (2.1%) (cost $21,748,902) 21,748,902
Investments, at value (100.1%) (cost $861,738,357) $ 1,052,856,188
Other Liabilities Less Assets (-0.1%) (1,319,368)
Net Assets (100.0%) $ 1,051,536,820

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2020
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s institutional class shares 7-day yield as of September 30, 2020.
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2020:
At September 30, 2020 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors,
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,031,107,286 $ – $ – $ 1,031,107,286
Short-Term Investments 21,748,902 – – 21,748,902
Total Investments $ 1,052,856,188 $ – $ – $ 1,052,856,188

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2020
countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
3. Subsequent Events (continued)